SCHEDULE OF COMPONENTS OF BASIC AND DILUTED EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net Income (Loss)	$ 1,229,601	$ (2,097,013)
Income (Loss) Available to Common Stockholders	1,229,601	(2,097,013)
Add back interest for subordinated convertible promissory note	286,667	286,667
Income (Loss) Available to Common Stockholders on Converted Basis	$ 1,516,268	$ (1,810,346)
Original Shares:
Basic Weighted Average Shares Outstanding	14,968,215	14,782,442
Dilutive Shares:
- Conversion of Subordinated Convertible Promissory Note	1,736,533	1,736,533
- Exercise of Investor and Placement Agent Warrants	9,450,840	7,450,840
Diluted Weighted Average Shares Outstanding:	89,495,790	42,879,058
Earnings (loss) Per Share
- Basic	$ 0.08	$ (0.14)
- Diluted	$ 0.02	$ (0.14)
Series A Convertible Preferred Stock [Member]
Dilutive Shares:
- Conversion of Convertible Preferred Stock	8,877,927	2,106,075
Series B Convertible Preferred Stock [Member]
Dilutive Shares:
- Conversion of Convertible Preferred Stock	54,426,230	16,767,123
Series C Convertible Preferred Stock [Member]
Dilutive Shares:
- Conversion of Convertible Preferred Stock	36,045	36,045